(35) FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments classification

The main financial instruments, at fair value and/or the carrying amount is significantly different of the respective fair value, classified in accordance with the Group’s accounting practices, are:

				December 31, 2019
	Note	Category / Measurement	Level (*)	Carrying amount	Fair value

Asset
Cash and cash equivalent	5	(a)	Level 2	1,937,163	1,937,163
Investment assets	6	(a)	Level 1	851,004	851,004
Derivatives	35	(a)	Level 2	645,674	645,674
Derivatives - zero-cost collar	35	(a)	Level 3	5,419	5,419
Concession financial asset - distribution	11	(a)	Level 3	8,779,717	8,779,717
Total				12,218,977	12,218,977

Liability
Borrowings - principal and interest	18	(b)	Level 2 (***)	5,354,243	5,350,030
Borrowings - principal and interest (**)	18	(a)	Level 2	5,009,052	5,009,052
Debentures - Principal and interest	19	(b)	Level 2 (***)	8,054,153	8,056,757
Debentures - Principal and interest (**)	19	(a)	Level 2	492,125	492,125
Derivatives	35	(a)	Level 2	35,557	35,557
				18,945,130	18,943,521
(*) Refers to the hierarchy for fair value measurement
(**) As a result of the initial designation of this financial liability, the consolidated balances reported a loss of R$ 127,102 in 2019 (a gain of R$ 37,421 in 2018).
(***) Only for disclosure purposes, in accordance with IFRS 7

Schedule of derivative transactions

At December 31, 2019, the Group had the following swap transactions, all traded on the over-the-counter market:

	Fair values (carrying amounts)
Strategy	Assets	Liabilities	Fair value, net	Values at cost, net (1)	Gain (loss) on Fair value adjustment	Currency / debt index	Currency /swap index	Maturity range	Notional

Derivatives to hedge debts designated at fair value
Exchange rate hedge
Bank Loans - Law 4.131	542,278	(29,231)	513,047	487,030	26,017	US$ + (Libor 3 months + 0.8% to 1.55%) or (1.96% to 3.65%)	99.80% to 116% of CDI or CDI + 0.12%	October 2018 to March 2022	3,838,488
Bank Loans - Law 4.131	13,391	(6,157)	7,234	9,074	(1,840)	Euro + 0.42% to 0.96%	102% to 105.8% of CDI	April 2019 to March 2022	834,630

	555,670	(35,388)	520,282	496,104	24,178

Hedge variation price index
Debêntures	90,004	-	90,004	19,486	70,517	IPCA + 5.8%	100.15% to 104.3% of CDI	August 2025	416,600

Subtotal debt hedge	645,673	(35,388)	610,285	515,591	94,695

Other (2):						Index / currency	Maturity range	Notional in US$
Zero cost collar	5,419	-	5,419	-	5,419	US$	from jul/18 to sep/20	22,174
Term of product (aluminum)	-	(16)	(16)	-	(16)	aluminum (US$/ton)	Jul-20	3,889
NDF - aluminum	-	(153)	(153)	52	(205)	US$	Jul-20	6,296
Subtotal other	5,419	(169)	5,250	52	5,198

Total	651,093	(35,557)	615,536	515,643	99,893

Current	281,326	(29,400)
Noncurrent	369,767	(6,157)

(1)The value at cost are the derivative amount without the respective fair value adjustment, while the notional refers to the balance of the debt and is reduced according to the respective amortization;

(2) Due to the characteristics of these derivatives, the notional amount is presented in U.S. dollar.

Schedule of derivatives

Changes in derivatives are stated below:

	December 31, 2018	Interests and monetary restatements	Repayments of principal	December 31, 2019
Derivatives
to hedge debts designated at fair value	631,368	75,241	(191,018)	515,591
to hedge debts not designated at fair value	21,548	(857)	(20,691)	-
Others	-	7,600	(7,548)	52
Mark-to-market (*)	(27,722)	127,615	-	99,893
	625,194	209,599	(219,257)	615,536

	December 31, 2017	Interests and monetary restatements	Repayments of principal	December 31, 2018
Derivatives
to hedge debts designated at fair value	526,148	662,147	(556,927)	631,368
to hedge debts not designated at fair value	17,881	(21,817)	25,484	21,548
Others	-	11,984	(11,984)	-
Mark-to-market (*)	9,095	(36,817)	-	(27,722)
	553,124	615,497	(543,427)	625,194

	December 31, 2016	Interests and monetary restatements	Repayments of principal	December 31, 2017
Derivatives
to hedge debts designated at fair value	602,476	(189,466)	113,138	526,148
to hedge debts not designated at fair value	7,181	(1,175)	11,875	17,881
Others (zero cost collar)	-	22,372	(22,372)	-
Mark-to-market (*)	76,679	(67,584)	-	9,095
	686,336	(235,853)	102,641	553,124

(*) The effects on profit or loss and OCI for the year ended December 31, 2019 related to the fair value adjustments (MTM) of the derivatives are: (i) a gain of R$ 139,361 for debts designated at fair value, (ii) a loss of R$ 577 for debts not designated at fair value and (iii) a loss of R$ 11,169 for other derivatives.

Schedule of gains or losses due to derivative instruments

The Group have recognized gains and losses on their derivatives. However, as these derivatives are used as a hedge, these gains and losses minimized the impact of variations in exchange and interest rates on the hedged debts. For the years 2019, 2018 and 2017, the derivatives resulted in the following impacts on the result, recognized in the line item of finance costs on adjustment for inflation and exchange rate changes and in the consolidated comprehensive income in the credit risk in the fair value adjustment, the last one related to debts at fair value:

	Gain (Loss) on Profit or Loss			Gain (Loss) on Comprehensive Income
Hedged risk / transaction	2019	2018	2017	2019	2018
Interest rate variation	16,559	(19,747)	1,446	-	-
Fair value adjustment	46,243	13,135	8,960	2,685	272
Exchange variation	65,424	672,061	(169,714)	-	-
Fair value adjustment	78,829	(47,904)	(76,544)	(148)	(2,025)
	207,055	617,545	(235,852)	2,537	(1,753)

Schedule of call and put options for zero-cost collar instruments

The following table reconciles the opening and closing balances of the call and put options for the year ended December 31, 2019, as required by IFRS 13:

	Assets	Liabilities	Net

As of December 31, 2016	57,715	-	57,715
Measurement at fair value	16,715	-	16,715
Net cash received from settlement of flows	(22,372)	-	(22,372)
As of December 31, 2017	52,058	-	52,058
Measurement at fair value	(23,707)	-	(23,707)
Net cash received from settlement of flows	(11,984)	-	(11,984)
As of December 31, 2017	16,367	-	16,367
Measurement at fair value	(3,400)	-	(3,400)
Net cash received from settlement of flows	(7,548)	-	(7,548)
As of December 31, 2018	5,419	-	5,419

Schedule of financial instrument type

Considering the level of net exchange rate exposure at December 31, 2019 is maintained, the simulation of the effects by type of financial instrument for three different scenarios would be:

				Income (expense) - R$ thousand
Instruments	Exposure R$ thousand (a)		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%	Currency appreciation / depreciation of 50%
Financial liability instruments	(4,174,769)			(87,520)	978,052	2,043,624
Derivatives - Plain Vanilla Swap	4,221,801			88,506	(989,071)	(2,066,647)
	47,032		drop in the dollar	986	(11,019)	(23,023)

Financial liability instruments	(835,977)			(34,709)	182,963	400,634
Derivatives - Plain Vanilla Swap	847,774			35,198	(185,545)	(406,288)
	11,797		drop in the euro	489	(2,582)	(5,654)

Total	58,829			1,475	(13,601)	(28,677)

Effects in the accumulated comprehensive income				1,271	(11,312)	(23,896)
Effects in the profit or loss for the year				204	(2,289)	(4,781)

				Income (expense) - R$ thousand
Instruments	Exposure US$ thousand		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%(c)	Currency appreciation / depreciation of 50%(c)
Derivatives - Zero-cost collar	22,174	(d)	dollar apprec.	(682)	(8,989)	(17,296)
Term of product (aluminum)	3,889	(d)	drop in the aluminum (US$/ton)	-	(2,891)	(3,852)
NDF - aluminum	6,296	(d)	drop in the dollar	-	(6,255)	(12,511)

(a) The exchange rates considered as of December 31, 2019 were R$ 4.03 per US$ 1.00 and R$ 4.53 per € 1.00.

(b) As per the exchange curves obtained from information made available by B3 S.A. Brasil, Bolsa, Balcão, with the exchange rate being considered at R$ 4.12 and R$ 4.72, and exchange depreciation at 2.10% and 4.15%, for the US$ and €, respectively, as of December 31, 2019.

(c) As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A. Brasil, Bolsa, Balcão.

(d) Owing to the characteristics of these derivatives, the notional amount is presented in US$.

Schedule of interest rate variation

Assuming that the scenario of net exposure of the financial instruments indexed to variable interest rates at December 31, 2019 is maintained, the net finance cost for the next 12 months for each of the three scenarios defined, would be:

					Income (expense) - R$ thousand
Instruments	Exposure R$ thousand	Risk	Rate in the period	Most likely scenario (a)	Likely scenario	Raise/drop of index by 25% (b)	Raise/drop of index by 50% (b)
Financial asset instruments	2,919,915				132,564	165,705	198,846
Financial liability instruments	(6,516,480)				(295,848)	(369,810)	(443,772)
Derivatives - Plain Vanilla Swap	(4,976,115)				(225,916)	(282,395)	(338,873)
	(8,572,680)	raise of CDI	5.97%	4.54%	(389,200)	(486,500)	(583,799)

Financial liability instruments	(145,558)				(4,469)	(5,586)	(6,703)
	(145,558)	raise of IGP-M	7.3%	3.07%	(4,469)	(5,586)	(6,703)

Financial liability instruments	(3,183,323)				(162,031)	(202,539)	(243,047)
	(3,183,323)	raise of TJLP	6.3%	5.09%	(162,031)	(202,539)	(243,047)

Financial liability instruments	(3,422,062)				(156,388)	(117,291)	(78,194)
Derivatives - Plain Vanilla Swap	516,826				23,619	17,714	11,809
Concession financial asset	8,779,717				401,233	300,925	200,617
	5,874,481	drop in the IPCA	4.2%	4.57%	268,464	201,348	134,232

Sector financial asset and liability	993,775				45,316	33,987	22,658
Financial liability instruments	(83,073)				(3,788)	(2,841)	(1,894)
	910,702	drop in the SELIC	5.97%	4.56%	41,528	31,146	20,764

Total	(5,116,378)				(245,708)	(462,131)	(678,553)

Effects in the accumulated comprehensive income					1,289	1,047	804
Effects in the profit or loss for the year					(246,997)	(463,178)	(679,357)

(a) The indexes were obtained from information available in the market.

(b) In compliance with CVM Instruction 475/08, the percentages of increase were applied to the indexes in the probable scenario.

Schedule of interval currently used in the allowance guided by the regulatory parameters

According to the interval currently used in the allowance guided by the regulatory parameters as follows:

Class	Days	Period
Residential	90	Revenue of 3 months prior to the current month
Commercial and other revenues	180	Revenue of 6 months prior to the current month
Industrial, rural, public power in general	360	Revenue of 12 months prior to the current month
Unbilled	-	Uses revenue of the same month

Schedule of liquidity analysis

The table below sets out details of the contractual maturities of the financial liabilities at December 31, 2019, taking into account principal and future interest, and is based on the undiscounted cash flow, considering the earliest date on which the Group have to settle their respective obligations.

December 31, 2019	Note	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	4-5 years	More than 5 years	Total
Trade payables	17	3,238,843	21,258	78	211,697	-	148,247	3,620,123
Borrowings - principal and interest	18	222,237	580,245	2,842,610	4,941,612	1,890,206	2,845,013	13,321,923
Derivatives	35	-	9,332	45,060	9,572	-	-	63,964
Debentures - principal and interest	19	10,811	101,704	770,047	3,691,282	4,053,800	1,592,045	10,219,689
Regulatory charges	21	231,130	1,122	-	-	-	-	232,252
Use of public asset		981	1,962	8,828	17,096	28,494	45,591	102,952
Others	24	103,808	110,173	45,357	3,423	3,423	189,707	455,891
Consumers and concessionaires		57,182	57,429	-	-	-	183,938	298,549
EPE / FNDCT / PROCEL (*)		44	5,158	44,073	-	-	-	49,275
Collections agreement		46,439	47,301	-	-	-	-	93,740
Reversal fund		143	285	1,284	3,423	3,423	5,769	14,327
Total		3,807,810	825,796	3,711,980	8,874,682	5,975,923	4,820,603	28,016,794